Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings Per Share
15.          Earnings Per Share

	2025	2024	2023
Earnings per common share
Net income available to common shareholders	$225.5	$113.3	$2,132.5
Weighted average common shares outstanding	106,158,800	115,218,380	114,313,971
Earnings per common share	$2.12	$0.98	$18.65

Earnings per diluted common share
Net income available to common shareholders	$225.5	$113.3	$2,132.5
Weighted average common shares outstanding	106,158,800	115,218,380	114,313,971
Share-based compensation plans	582,248	408,801	10,712
Weighted average diluted common shares outstanding	106,741,048	115,627,181	114,324,683
Earnings per diluted common share	$2.11	$0.98	$18.65